Summary of Significant Accounting Policies: Fair Value of Financial Instruments (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Fair Value of Financial Instruments

Fair value of financial instruments

The carrying amounts of financial instruments including cash approximate their fair value because of their short term maturities. The Company does not hold any investments that are available-for-sale.